CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Ordinary shares USD ($)	Ordinary shares CNY	Treasury stock USD ($)	Treasury stock CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Additional paid-in capital Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated deficit Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Accumulated deficit Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity USD ($)	Total 21Vianet Group, Inc. shareholders' (deficit) equity CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Non-controlling interest USD ($)	Non-controlling interest CNY
Beginning Balance at Dec. 31, 2009		(970,916)					5				68,960			716		10,422		(1,068,004)				(987,901)					16,985
Beginning Balance (in shares) at Dec. 31, 2009							71,526,320
Consolidated net profit (loss)		(247,667)																(255,389)				(255,389)					7,722
Other comprehensive income (loss), net of tax		758												758								758
Acquisition of the Managed Network Entities		98,019																									98,019
Call option to purchase the remaining 49% equity interests in the Managed Network Entities		(6,765)																									(6,765)
Additional paid in capital upon the reorganization		17									17											17
Capital contributed by non-controlling Interest		4,410																									4,410
Share based compensation (in shares)							24,826,090
Share based compensation		277,881					2				277,879											277,881
Deemed distribution to the shareholders for the accounting disposal			(27,869)		(2,764)														(27,869)	(2,764)			(27,869)		(2,764)
Deemed contribution from shareholders for the legal disposal				10,000								10,000												10,000
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities		39,300									39,300											39,300
Waiver of liability from the shareholder		116,069									116,069											116,069
Appropriation of statutory reserves																3,721		(3,721)
Ending Balance at Dec. 31, 2010		(709,527)					7				512,225			1,474		14,143		(1,357,747)				(829,898)					120,371
Ending Balance (in shares) at Dec. 31, 2010							96,352,410
Consolidated net profit (loss)		45,939																18,444				18,444					27,495
Other comprehensive income (loss), net of tax		(56,253)												(56,253)								(56,253)
Share based compensation		41,959									41,959											41,959
Beneficial conversion features related to the issuance of Series C1 Preferred Shares Entities											77,170							(77,170)
conversion from preferred shares (in shares)							148,162,920
conversion from preferred shares		1,221,330					10				1,221,320											1,221,330
Net proceeds from issuance of ordinary shares upon IPO (in shares)							89,700,000
Net proceeds from issuance of ordinary shares upon IPO		1,332,904					5				1,332,899											1,332,904
Share repurchase (in shares)							(18,135,192)
Share repurchase		(190,022)							(190,022)													(190,022)
Share options exercised (in shares)							10,226,440
Share options exercised		9,798					1				9,797											9,798
Shares issued to depository bank		8,207,178					8,207,178
Settlement of share options exercised with shares held by depository bank, share							(987,720)
Purchase of 49% equity interest in Managed Network Entities		(169,168)									(42,288)											(42,288)					(126,880)
Settlement of stock consideration by treasury Stock (in shares)							2,100,000
Settlement of stock consideration by treasury stock		20,156							22,004		(1,848)											20,156
Reclassification of contingent consideration payable upon resolution of contingencies		126,424									126,424											126,424
Appropriation of dividend to non-controlling interests		(3,816)																									(3,816)
Appropriation of statutory reserves																1,694		(1,694)
Ending Balance at Dec. 31, 2011		1,669,724					23		(168,018)		3,277,658			(54,779)		15,837		(1,418,167)				1,652,554					17,170
Ending Balance (in shares) at Dec. 31, 2011							335,626,036
Consolidated net profit (loss)	9,252	57,656																56,324				56,324					1,332
Other comprehensive income (loss), net of tax	(348)	(2,171)												(2,171)								(2,171)
Share based compensation		67,632									67,632											67,632
Share repurchase (in shares)						(2,686,965)	(2,686,965)
Share options exercised (in shares)	3,128,472					3,128,472	3,128,472
Share options exercised		3,300									3,300											3,300
Restricted share units vested						645,491	645,491
Settlement of share options exercised with shares held by depository bank						(3,773,963)	(3,773,963)
Settlement of stock consideration by treasury Stock (in shares)						14,059,434	14,059,434
Settlement of stock consideration by treasury stock									147,316		(146,899)			(417)
Reclassification of contingent consideration payable upon resolution of contingencies		93,164									93,164											93,164
Appropriation of statutory reserves																10,034		(10,034)
Ending Balance at Dec. 31, 2012	$ 303,253	1,889,305				$ 4	23	$ (3,323)	(20,702)	$ 528,861	3,294,855		$ (9,208)	(57,367)	$ 4,153	25,871	$ (220,204)	(1,371,877)			$ 300,283	1,870,803				$ 2,970	18,502
Ending Balance (in shares) at Dec. 31, 2012						346,998,505